Notes to the Consolidated Statements of Cash Flows - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash changes:
Proceeds from government grants	$ 26,887	$ 429,537	$ 92,926	$ 1,131,730	$ 1,182,599	$ 1,697,794	$ 77,215
Repayment of lease liabilities	$ (204,231)	$ (137,173)	(530,953)	(250,371)	(387,508)	0	0
Non-cash changes:
Conversion of convertible debt				492,409	492,409
Restricted Share Units [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			171,849	0	0	0	0
Cash changes:
Total changes from financing cash flows					0	0	0
Non-cash changes:
Foreign Exchange on Translation					(1,030)
Grant of restricted share units					88,425
Fair value loss on restricted share units					84,454
Ending Balance					171,849	0	0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			3,613,170	0	0	0	0
Cash changes:
Repayment of lease liabilities					(387,508)
Total changes from financing cash flows					(387,508)	0	0
Non-cash changes:
Foreign Exchange on Translation					(140,475)
New leases					4,141,153
Ending Balance					3,613,170	0	0
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			2,247,878	87,381	87,381	0	0
Cash changes:
Proceeds from loans payable					2,153,110	86,572
Repayment of loans payable					(12,881)
Total changes from financing cash flows					2,140,229	86,572	0
Non-cash changes:
Foreign Exchange on Translation					20,268	809
Ending Balance					2,247,878	87,381	0
Restoration Provisions [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			321,400	0	0	0	0
Cash changes:
Total changes from financing cash flows					0	0	0
Non-cash changes:
New restoratiion provisions					321,400
Ending Balance					321,400	0	0
Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			0	384,207	384,207	332,681	0
Cash changes:
Proceeds from convertible debt							293,470
Total changes from financing cash flows					0	0	293,470
Non-cash changes:
Accrued interest and accretion					9,931	60,337	39,211
Foreign Exchange on Translation					3,286	(8,811)
Conversion of convertible debt					(397,424)
Ending Balance					0	384,207	332,681
Conversion Feature Of Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			0	94,985	94,985	94,985	0
Cash changes:
Proceeds from convertible debt							94,985
Total changes from financing cash flows					0	0	94,985
Non-cash changes:
Conversion of convertible debt					(94,985)
Ending Balance					0	94,985	94,985
Deferred Government Funding [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			$ 0	$ 1,067,318	1,067,318	0	0
Cash changes:
Proceeds from government grants					1,182,599	1,697,794	77,215
Total changes from financing cash flows					1,182,599	1,697,794	77,215
Non-cash changes:
Amortization of government grants					(2,226,910)	(850,568)	(77,215)
Foreign Exchange on Translation					(23,007)	9,874
Ending Balance					$ 0	$ 1,067,318	$ 0